Post-retirement benefit obligations (Tables)	12 Months Ended
Jun. 30, 2025
Post-retirement benefit obligations
Schedule of post-retirement benefit obligations

		Non-current		Current		Total
		2025	2024	2025	2024	2025	2024
for the year ended 30 June	Note	Rm	Rm	Rm	Rm	Rm	Rm
Post-retirement healthcare obligations	31.1
South Africa		3 943	3 611	325	304	4 268	3 915
United States of America		234	231	6	15	240	246
		4 177	3 842	331	319	4 508	4 161
Pension obligations	31.2
Foreign – post-retirement benefit obligation		7 944	7 514	386	405	8 330	7 919
Total post-retirement benefit obligations		12 121	11 356	717	724	12 838	12 080

Pension assets	31.2
South Africa – post-retirement benefit asset		(113)	(92)	—	—	(113)	(92)
Foreign – post-retirement benefit asset		(970)	(818)	—	—	(970)	(818)
Total post-retirement benefit assets		(1 083)	(910)	—	—	(1 083)	(910)
Net pension obligations		6 861	6 604	386	405	7 247	7 009

Schedule of loss/(gain) on post-retirement benefit obligations

		Loss/(gain) recognised in the income			Loss/(gain) recognised in other
		statement			comprehensive income
		2025	2024	2023	2025	2024	2023
for the year ended 30 June	Note	Rm	Rm	Rm	Rm	Rm	Rm
Post-retirement benefit obligations
Post-retirement healthcare obligations	31.1	523	495	477	137	137	(222)
Pension benefits – projected benefit obligation	31.2	10 836	10 162	9 310	1 819	2 081	(1 835)
Pension benefits – plan asset of funded obligation	31.2	(9 640)	(8 998)	(8 259)	(1 559)	(3 575)	2 884
Interest on asset limitation		644	665	712	—	—	—
Net movement on asset limitation and reimbursive right*		—	—	—	(648)	1 302	(1 254)
		2 363	2 324	2 240	(251)	(55)	(427)

*Refer to page 81 for the asset not recognised due to asset limitation.

Schedule of actuarial valuations

	Healthcare benefits	Pension benefits
Last actuarial valuation – South Africa	31 March 2025	31 March 2025
Last actuarial valuation – United States of America	30 June 2025	30 June 2025
Last actuarial valuation – Europe	n/a	30 April 2025
Full/interim valuation	Full	Full
Valuation method adopted	Projected unit credit	Projected unit credit

Schedule of actuarial assumptions

			United States of
	South Africa		America				Europe
	2025	2024	2025		2024		2025	2024
at valuation date	%	%	%		%		%	%
Healthcare cost inflation	7,5	7,5	n/a	*	n/a	*	n/a	n/a
Discount rate – post-retirement medical benefits	12,0	12,6	5,3		5,3		n/a	n/a
Discount rate – pension benefits	10,8	12,4	5,3		5,2		3,9	3,7
Pension increase assumption	6,0	5,9	n/a	**	n/a	**	2,2	2,2
Average salary increases	5,5	5,5	4,2		4,2		3,2	3,2
Weighted average duration of the obligation – post-retirement medical obligation	12,5 years	12 years	9 years		9 years		n/a	n/a
Weighted average duration of the obligation – pension obligation	10,25 years	10 years	8 years		6 years		14 years	14 years

*

The healthcare cost inflation rate in respect of the plans for the United States of America is capped. All additional future increases due to the healthcare cost inflation will be borne by the participants.

**	There are no automatic pension increases for the United States of America pension plan.

Healthcare
Post-retirement benefit obligations
Schedule of reconciliation of obligation recognised

	South Africa		United States of America		Total
	2025	2024	2025	2024	2025	2024
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Total post-retirement healthcare obligation at beginning of year	3 915	3 567	246	260	4 161	3 827
Movements recognised in the income statement:	499	469	24	26	523	495
current service cost	22	22	12	14	34	36
interest cost	477	447	12	12	489	459
Actuarial losses/(gains) recognised in other comprehensive income:	146	151	(9)	(14)	137	137
arising from changes in financial assumptions	222	138	—	(10)	222	128
arising from changes in actuarial experience	(76)	13	(9)	(4)	(85)	9
Benefits paid	(292)	(272)	(15)	(17)	(307)	(289)
Translation of foreign operations	—	—	(6)	(9)	(6)	(9)
Total post-retirement healthcare obligation at end of year	4 268	3 915	240	246	4 508	4 161

Schedule of sensitivity analysis for actuarial assumptions

	South Africa		United States of America
	2025	2024	2025		2024
for the year ended 30 June	Rm	Rm	Rm		Rm
1% point change in actuarial assumptions:
Increase in the healthcare cost inflation	434	396	—	*	—	*
Decrease in the healthcare cost inflation	(377)	(343)	—	*	—	*
Increase in the discount rate	(360)	(326)	(21)		(21)
Decrease in the discount rate	419	380	25		25
*

A change in the healthcare cost inflation for the United States of America will not have an effect on the above components or the obligation as the employer’s cost is capped and all future increases due to the healthcare cost inflation are borne by the participants. There are no automatic pension increases for the United States of America pension plan.

Pension
Post-retirement benefit obligations
Schedule of reconciliation of obligation recognised

	South Africa		Foreign		Total
	2025	2024	2025	2024	2025	2024
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation at beginning of year	72 186	64 049	11 697	12 007	83 883	76 056
Movements recognised in income statement:	9 961	9 268	875	894	10 836	10 162
current service cost	1 196	1 145	410	440	1 606	1 585
interest cost	8 765	8 123	465	454	9 230	8 577
Actuarial losses/(gains) recognised in other comprehensive income:	2 082	2 236	(263)	(155)	1 819	2 081
arising from changes in financial assumptions	4 652	911	(204)	(110)	4 448	801
arising from change in actuarial experience	(2 570)	1 325	(59)	(45)	(2 629)	1 280
Member contributions	658	601	—	—	658	601
Benefits paid	(4 944)	(3 968)	(722)	(492)	(5 666)	(4 460)
Translation of foreign operations	—	—	400	(557)	400	(557)
Projected benefit obligation at end of year	79 943	72 186	11 987	11 697	91 930	83 883

unfunded obligation[1]	—	—	8 330	7 919	8 330	7 919
funded obligation	79 943	72 186	3 657	3 778	83 600	75 964
1	Certain of the foreign defined benefit plans have reimbursement rights under contractually agreed legal binding terms that match the amount and timing of some of the benefits payable under the plan. This reimbursive right has been recognised in long-term receivables at fair value of R112 million (2024 – R122 million). A loss of R23 million (2024 – R14 million) has been recognised as a loss in other comprehensive income in respect of the reimbursive right.

Schedule of allocation of plan assets

	South Africa		United States of America
	2025	2024	2025	2024
at 30 June	%	%	%	%
Equities	55	52	33	28
resources	6	7	3	3
industrials	4	3	4	3
consumer discretionary	11	9	4	4
consumer staples	6	7	3	2
healthcare	4	4	3	3
information technologies	7	7	8	7
telecommunications	3	3	3	2
utilities	1	1	—	—
financials (ex real estate)	13	11	5	4
Fixed interest	17	20	42	45
Direct property	11	10	7	8
Listed property	3	3	—	—
Cash and cash equivalents	4	2	—	—
Third party managed assets	9	12	—	—
Other	1	1	18	19
Total	100	100	100	100

	South Africa¹		United States of America
	Minimum	Maximum	Minimum	Maximum
Asset classes	%	%	%	%
Equities
local	20	35	—	100
foreign	25	40	—	100
Fixed interest	10	25	—	100
Property	10	20	—	100
Other	—	15	—	100
1	Members of the defined contribution scheme have a choice of four investment portfolios. The portion of fund assets invested in each portfolio is 0,6%, 96,4%, 2,2% and 0,8% for the low risk portfolio, moderate balanced portfolio, aggressive balanced portfolio and money market portfolio, respectively. Defined benefit members’ funds are invested in the moderate balanced portfolio. The money market portfolio is restricted to active members from age 55. The targeted allocation disclosed represents the moderate balanced investment portfolio which the majority of the members of the scheme have adopted.

Schedule of net defined benefit liability (asset)

	South Africa		Foreign		Total
	2025	2024	2025	2024	2025	2024
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation (funded)	79 943	72 186	3 657	3 778	83 600	75 964
defined benefit portion	38 300	34 183	3 657	3 778	41 957	37 961
defined benefit option for defined contribution members	41 643	38 003	—	—	41 643	38 003
Plan assets	(87 141)	(79 389)	(4 627)	(4 596)	(91 768)	(83 985)
defined benefit portion	(45 498)	(41 386)	(4 627)	(4 596)	(50 125)	(45 982)
defined benefit option for defined contribution members	(41 643)	(38 003)	—	—	(41 643)	(38 003)
Projected benefit obligation (unfunded)	—	—	8 330	7 919	8 330	7 919
Asset not recognised due to asset limitation	7 085	7 111	—	—	7 085	7 111
Net (asset)/liability recognised	(113)	(92)	7 360	7 101	7 247	7 009

Schedule of reconciliation of plan assets of funded obligation

	South Africa		Foreign		Total
	2025	2024	2025	2024	2025	2024
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Fair value of plan assets at beginning of year	79 389	69 291	4 596	4 478	83 985	73 769
Movements recognised in income statement:	9 420	8 802	220	196	9 640	8 998
interest income	9 420	8 802	220	196	9 640	8 998
Actuarial (losses)/gains recognised in other comprehensive income:	1 283	3 351	276	224	1 559	3 575
arising from return on plan assets (excluding interest income)	1 283	3 351	276	224	1 559	3 575
Plan participant contributions[1]	658	601	—	—	658	601
Employer contributions[1]	1 335	1 312	66	71	1 401	1 383
Benefit payments	(4 944)	(3 968)	(419)	(213)	(5 363)	(4 181)
Translation of foreign operations	—	—	(112)	(160)	(112)	(160)
Fair value of plan assets at end of year	87 141	79 389	4 627	4 596	91 768	83 985
Actual return on plan assets	10 703	12 153	496	420	11 199	12 573
1	Contributions, for the defined contribution section, are paid by the members and Sasol at fixed rates.

Schedule of contributions to plans

	South Africa	Foreign
	Rm	Rm
Pension contributions	1 402	66

Schedule of sensitivity analysis for actuarial assumptions

	South Africa		Foreign
	2025	2024	2025		2024
for the year ended 30 June	Rm	Rm	Rm		Rm
1% point change in actuarial assumptions
Increase in average salaries increase assumption	6	5	247		265
Decrease in average salaries increase assumption	(5)	(4)	(215)		(234)
Increase in the discount rate	(1 443)	(1 479)	(1 212)		(1 143)
Decrease in the discount rate	1 722	1 744	1 473		1 402
Increase in the pension increase assumption	1 770	1 838	821	*	877	*
Decrease in the pension increase assumption	(1 513)	(1 589)	(689)	*	(673)	*
*

This sensitivity analysis relates only to the Europe obligations as there are no automatic pension increases for the United States of America pension plan, and thus it is not one of the inputs utilised in calculating the obligation.